DESCRIPTION OF BUSINESS (Details Textual) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended							0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 06, 2013	Oct. 17, 2013	Nov. 30, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 13, 2009	Mar. 06, 2014 Minimum [Member]	Mar. 06, 2014 Maximum [Member]	Mar. 06, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member] Minimum [Member]	Mar. 06, 2014 Subsequent Event [Member] Maximum [Member]	Jul. 02, 2012 Senior Convertible Note [Member]	Nov. 30, 2009 Senior Convertible Note [Member]	Apr. 30, 2012 NewLead Holdings (US) Corp. [Member]	Dec. 31, 2013 NewLead Holdings (US) Corp. [Member]	Apr. 30, 2012 NewLead Mojave Holdings LLC. [Member]	Jul. 02, 2012 Senior Convertible Notes [Member]	Nov. 30, 2009 Senior Convertible Notes [Member]	Dec. 31, 2009 Senior Convertible Notes [Member]	Dec. 31, 2013 Senior Convertible Notes [Member]	Dec. 31, 2013 Investment Bank of Greece [Member]	Dec. 31, 2013 Focus Maritime Corp. [Member]	Dec. 31, 2012 Focus Maritime Corp. [Member]
Description Of Business [Line Items]
Entity Incorporation, Date of Incorporation				Jan. 12, 2005
Common Stock Voting Rights Percentage																	100.00%	52.00%
Other Long-term Debt, Current																	$ 3,000,000
Stockholders Equity, Reverse Stock Split	1-for-3	1-for-15									1-for-10	On March 6, 2014, and after approval of the Companysboard of directors and the majority of its shareholders, a 1-for-10 reverse stock split of its common stock was effectuated.
Income (Loss) from Continuing Operations Attributable to Parent, Total				146,802,000
Cash and Cash Equivalents, at Carrying Value, Total				2,271,000	1,043,000	5,119,000	67,531,000
Other Liabilities, Current				291,701,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.10	$ 0.10				$ 0.01	$ 0.10			$ 0.01	$ 0.10
Stock Issued During Period, Shares, Reverse Stock Splits	3	15
Percentage Of Owned Subsidiary																			52.00%
Convertible Notes Payable Due Date																						2015
Percentage Of Outstanding Shares Owned																									18.00%	67.00%
Convertible Notes Payable																						145,000,000
Debt Instrument, Interest Rate, Stated Percentage				4.50%																		7.00%
Debt Conversion, Converted Instrument, Amount			20,000,000																	124,900,000	20,000,000
Debt Conversion, Converted Instrument, Shares Issued			5,000,000,000	284,230											589,000	5,000
Long-term Debt, Gross																							$ 100,000
Class of Warrant or Right, Outstanding																								926
Class of Warrant or Right, Exercise Price of Warrants or Rights								10,800																10,800
Debt Indenture Date																						Oct. 13, 2009